Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 8,137	$ 4,973	$ 3,776
Accumulated depreciation	(2,695)	(2,372)	(780)
Construction in progress	2,943	7,443	3,236
Total property and equipment, net	8,385	10,044	6,232
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	1,123	1,111	841
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	904	1,049	898
Software [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	606	606	174
Computer and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	588	627	473
Leased equipment at customer [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	4,465	602	619
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	116	504	385
Research and development laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	183	260	163
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	73	136	143
Trade Show Assets [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 79	$ 78	$ 80